COMMITMENTS AND CONTINGENT LIABILITIES (Purchase Commitments) (Table and Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Materials Services and Other Items [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Other outstanding purchase commitments	$ 180
Ethylene related products [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase commitments Ethylene related products	714	784	1,502
Fixed and determinable portion of obligations under purchase commitments, 2011	3,603
Fixed and determinable portion of obligations under purchase commitments, 2012	3,261
Fixed and determinable portion of obligations under purchase commitments, 2013	2,647
Fixed and determinable portion of obligations under purchase commitments, 2014	2,055
Fixed and determinable portion of obligations under purchase commitments, 2015	1,341
Fixed and determinable portion of obligations under purchase commitments, 2016 through 2020	8,203
Fixed and determinable portion of obligations under purchase commitments, total	$ 21,110